Stock (Tables)	12 Months Ended
Mar. 31, 2025
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of employee stock option schemes has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2023	2024	2025
Dividend yield	0.51%-0.97%	0.67%-0.71%	0.73%-1.03%
Expected volatility	21.97%-33.50%	21.91%-27.42%	23.30%-27.70%
Risk-free interest rate	6.14%-7.59%	7.21%-7.55%	6.75%-7.24%
Expected term (in years)	2.53-7.25	4.50-7.25	4.49-7.21

Schedule of Share-based Compensation, Stock Options, Activity
Activity in the options available to be granted under the employee stock option scheme is as follows:

	Number of options available to be granted fiscal year ending March 31,
	2023	2024	2025
Options available to be granted, beginning of period	81,992,420	54,214,165	32,491,917
Equity shares allocated for grant under the plan	—	—	95,000,000
Options granted	(30,480,145)	(24,384,690)	(23,146,660)
Forfeited/lapsed	2,701,890	2,662,442	4,476,527

Options available to be granted, end of period	54,214,165	32,491,917	108,821,784

Activity in the options outstanding under the employee stock option scheme is as follows:

	Fiscal years ended March 31,
	2023			2024			2025
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	158,106,016	Rs.	1,175.65	151,682,461	Rs.	1,264.86	175,659,424	Rs.	1,307.93
Addition on account of eHDFC merger	—		—	48,559,681		1,124.77	—		—
Granted	30,480,145		1,425.69	24,384,690		1,611.84	23,146,660		1,729.84
Exercised	(34,201,810)		998.73	(46,304,966)		1,133.72	(52,955,047)		1,198.42
Forfeited	(2,175,700)		1,274.53	(2,198,002)		1,363.80	(3,977,478)		1,481.42
Lapsed	(526,190)		1,033.65	(464,440)		1,151.88	(499,049)		1,279.26

Options outstanding, end of period	151,682,461	Rs.	1,264.86	175,659,424	Rs.	1,307.93	141,374,510	Rs.	1,413.25

Options exercisable, end of period	65,124,916	Rs.	1,162.96	98,829,856	Rs.	1,201.65	81,335,537	Rs.	1,279.91
Weighted average fair value of options granted during the year		Rs.	548.11		Rs.	607.28		Rs.	656.66

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The following summarizes information about stock options outstanding as of March 31, 2025:

		As of March 31, 2025
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price

Plan E	Rs. 1,636.9 (or US $ 19.16)	4,793,680	4.96	Rs.	1,636.90
Plan F	Rs. 1,636.9 (or US $ 19.16)	11,490,680	4.94	Rs.	1,636.90
Plan G	Rs. 882.85 to Rs. 1,673.1 (or US $ 10.33 to US $ 19.58)	74,981,293	2.48	Rs.	1,360.69
Plan H	Rs. 1,677.3 to Rs. 1,734.2 (or US $ 19.63 to US $ 20.30)	22,572,860	6.06	Rs.	1,733.15
eHDFC	Rs. 160.79 to Rs. 1,535.27 (or US $ 1.88 to US $ 17.97)	27,535,997	2.58	Rs.	1,139.68

Schedule of Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions
The fair value of restricted stock units has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

Fiscal years ended March 31,
	2023	2024	2025
Dividend yield	0.47%-0.75%	0.65%-1.17%	0.77%-1.20%
Expected volatility	23.68%-35.35%	21.32%-35.35%	20.32%-27.55%
Risk-free interest rate	7.07%-7.57%	6.85%-7.18%	6.84%-6.89%
Expected term (in years)	1.0- 4.0	1.0- 4.0	1.0- 4.0

Schedule Of Movement In Restricted Stock Units
Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme as of March 31, 2025:

	Number of RSUs available to be granted fiscal year ending March 31,
	2023	2024	2025
RSUs available to be granted, beginning of period	—	97,109,000	87,961,576
Equity shares allocated for grant under the plan	100,000,000	—	—
Options granted	(2,891,000)	(9,354,224)	(6,254,575)
Forfeited/lapsed	—	206,800	734,986

RSUs available to be granted, end of period	97,109,000	87,961,576	82,441,987

Schedule of Share-based Compensation, Restricted Stock Units, Activity
Activity in the RSUs outstanding under the various Employees’ Stock Incentive Master Scheme is as follows:

	Fiscal years ended March 31,
	2023			2024			2025
	Units	Weighted average exercise price		Units	Weighted average exercise price		Units	Weighted average exercise price
RSUs outstanding, beginning of period	—	Rs.	—	2,891,000	Rs.	1.0	11,721,804	Rs.	1.0
Granted	2,891,000		1.00	9,354,224		1.0	6,254,575		1.0
Exercised	—		—	(316,620)		1.0	(2,355,965)		1.0
Forfeited	—		—	(203,500)		1.0	(683,831)		1.0
Lapsed	—		—	(3,300)		1.0	(51,155)		1.0

RSUs outstanding, end of period	2,891,000	Rs.	1.00	11,721,804	Rs.	1.0	14,885,428	Rs.	1.0

RSUs exercisable, end of period	—	Rs.		376,070	Rs.	1.0	1,207,198	Rs.	1.0
Weighted average fair value of RSUs granted during the year		Rs.	1,382.34		Rs.	1,565.43		Rs.	1,724.68

Schedule of Share-based Compensation, Shares Authorized under Restricted Stock Units Plans, by Exercise Price Range
The following summarizes information about RSUs outstanding as of March 31, 2025:

		As of March 31, 2025
Plan	Range of exercise price	Number of shares arising out of units	Weighted average remaining life (years)	Weighted average exercise price
ESIS 2022	Rs. 1.00 (or US$ 0)	14,885,428	2.36	1.00